Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss) [Abstract]
OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 21 — OTHER COMPREHENSIVE INCOME (LOSS)

Accumulated other comprehensive income (loss) was as follows (in millions):

	Predecessor
	Foreign Currency Adjustment	Pension and OPEB Liability	Total Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2009	$(2.9)	$(36.7)	$(39.6)
2009 change	1.2	5.9	7.1

Balance at December 31, 2009	(1.7)	(30.8)	(32.5)
2010 change	(0.1)	(8.9)	(9.0)

Balance at December 31, 2010	(1.8)	(39.7)	(41.5)
2011 change	0.7	0.1	0.8

Balance at January 25, 2011	$(1.1)	$(39.6)	$(40.7)

	Successor
	Foreign Currency Adjustment	Pension and OPEB Liability	Total Accumulated Other Comprehensive Income (Loss)
Balance at November 26, 2010	$—	$—	$—
2010 change	—	—	—

Balance at December 31, 2010	—	—	—
2011 change	(4.7)	(29.8)	(34.5)

Balance at December 31, 2011	$(4.7)	$(29.8)	$(34.5)